MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P
                                                             RATINGS                 MATURITY    PRINCIPAL       VALUE
                       DESCRIPTION                         (UNAUDITED)    RATE         DATE       AMOUNT       (NOTE 2)
                       -----------                         -----------    ----       --------    ---------     --------
ASSET BACKED SECURITIES -- 21.6%
    AESOP Funding II, Series 1997-1, Class A1, 144A......   Aaa/AAA         6.22%    10/20/01   $ 2,000,000   $ 2,006,467
    Asset Securitization Corp., Series 1997-D5, Class
      A1C................................................   Aaa/AAA         6.75%    02/14/41     3,050,000     3,075,498
    Chevy Chase Auto Receivables Trust, Series 1998,
      Class A............................................   Aaa/AAA         5.91%    12/15/04       935,633       937,359
    Circuit City Credit Card Master Trust, Series 1995-1,
      Class A............................................   Aaa/AAA        6.375%    09/15/00     1,000,000     1,011,400
    Citibank Credit Card Master Trust I, Series 1997-6,
      Class A ZCB........................................   Aaa/AAA        6.407%+   08/15/06     2,000,000     1,442,358
    Commercial Mortgage Acceptance Corp., Series 1998-C1,
      Class A2...........................................   Aaa/AAA         6.49%    05/15/08     1,850,000     1,845,190
    Contimortgage Home Equity Loan Trust, Series 1996-4,
      Class A5...........................................   Aaa/AAA         6.60%    10/15/11     1,994,874     1,996,623
    Contimortgage Home Equity Loan Trust, Series 1997-3,
      Class A5...........................................   Aaa/AAA         7.01%    08/15/13     2,000,000     2,043,696
    Daimler-Benz Vehicle Trust, Series 1998-A, Class
      A4.................................................   Aaa/AAA         5.22%    12/22/03     2,000,000     1,946,020
    First Chicago Master Trust II, Series 1995-0, Class
      A..................................................   Aaa/AAA        5.166%    12/15/02     1,340,000     1,346,298
    General Growth Properties, Series 1, Class A2,
      144A*..............................................    Aaa/NR        6.602%    11/15/07     1,900,000     1,903,990
    GMAC Commercial Mortgage Securities, Inc., Series
      1997-C2, Class A3..................................    Aaa/NR        6.566%    11/15/07     2,300,000     2,288,684
    Lehman Brothers Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3...........................    Aaa/NR         6.48%    01/18/08     2,100,000     2,085,048
    Nomura Asset Securities Corp., Series 1998-D6, Class
      A1B................................................   Aaa/AAA         6.59%    03/17/28     2,180,000     2,178,975
    Pemex Finance Ltd, Series 1A, Class A1, 144A.........   Aaa/AAA         5.72%    11/15/03     1,675,000     1,664,531
    Standard Credit Card Master Trust, Series 1995-3,
      Class A............................................   Aaa/AAA         7.85%    02/07/02     2,500,000     2,544,151
    The Money Store Home Equity Trust, Series 1996-B,
      Class A6...........................................   Aaa/AAA         7.38%    03/15/17     1,000,000     1,010,845
    World Omni Automobile Lease Securitization Trust,
      Series 1997-A, Class A4............................   Aaa/AAA         6.90%    06/25/03     2,232,521     2,268,466
                                                                                                              -----------
TOTAL ASSET BACKED SECURITIES (COST $33,771,536).........                                                      33,595,599
                                                                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.7%
    Credit Suisse First Boston Mortgage Securities Corp.,
      Series 1998-C1, Class A1B..........................   Aaa/AAA         6.48%    05/17/08     2,250,000     2,215,710
    Credit Suisse First Boston Mortgage Securities Corp.,
      Series 1998-C2, Class A2...........................    Aaa/NR         6.30%    11/15/08       500,000       492,235
    Criimi Mae Corp., Series 1998-1, Class A1 144A.......   Aaa/AAA        5.697%    10/20/01     2,025,318     1,991,143
    Donaldson Lufkin Jenrette Commercial Mortgage Corp.,
      Series 1998-CG1, Class A1B.........................    NR/AAA         6.41%    05/10/08     1,300,000     1,286,389
    Donaldson Lufkin Jenrette Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B.........................    Aaa/NR         6.24%    11/12/31     1,500,000     1,468,320
    Morgan Stanley Capital I, Series 1998-HF2, Class
      A2.................................................   AAA/AAA         6.48%    11/15/30     1,000,000       996,290
    Mortgage Capital Funding, Inc., Series 1998-MC1,
      Class A2...........................................   AAA/AAA        6.663%    01/18/08     2,950,000     2,977,229
    Mortgage Capital Funding, Inc., Series 1998-MC2,
      Class A2...........................................    Aaa/NR        6.423%    05/18/08     1,300,000     1,290,159
    Prudential Security Financial Corp...................   Aaa/AAA        6.506%    07/15/08     2,200,000     2,197,052
    Vendee Mortgage Trust Co., Series 1998-1, Class 2,
      Interest Only Obligation...........................    NR/NR         0.455%    09/15/27    60,812,706     1,049,992
    Vendee Mortgage Trust Co., Series 1998-3, Class 1,
      Interest Only Obligation...........................    NR/NR         0.315%    03/15/29    57,250,972       688,786
                                                                                                              -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $17,159,821)...........................................                                                      16,653,305
                                                                                                              -----------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P
                                                             RATINGS                 MATURITY    PRINCIPAL       VALUE
                       DESCRIPTION                         (UNAUDITED)    RATE         DATE       AMOUNT       (NOTE 2)
                       -----------                         -----------    ----       --------    ---------     --------
CORPORATE OBLIGATIONS -- 35.3%
AUTOMOTIVE -- 1.0%
    Delphi Auto Systems Corp. Notes......................   Baa2/BBB       6.125%    05/01/04   $ 1,600,000   $ 1,578,000
                                                                                                              -----------
BANKS -- 1.7%
    Banco Latinoamericano Bank Guaranteed Notes 144A.....   Baa1/BBB        7.20%    05/28/02     1,385,000     1,374,612
    Capital One Bank Notes...............................  Baa3/BBB-        7.00%    04/30/01     1,250,000     1,256,250
                                                                                                              -----------
                                                                                                                2,630,862
                                                                                                              -----------
BROKERAGE -- 3.9%
    Bear Stearns Co. Senior Notes........................     A2/A          6.15%    03/02/04     1,500,000     1,475,625
    Chase Manhattan Corp. Notes..........................    Aa3/A+         5.75%    04/15/04     1,600,000     1,560,000
    Lehman Brothers Holdings Co. Senior Notes............   Baa1/A-        6.625%    04/01/04     1,600,000     1,582,000
    Salomon Smith Barney Holdings, Inc. Notes............    Aa3/A          6.25%    05/15/03     1,500,000     1,497,107
                                                                                                              -----------
                                                                                                                6,114,732
                                                                                                              -----------
CABLE & MEDIA -- 1.8%
    British Sky Broadcasting Notes.......................  Baa2/BBB-       6.875%    02/23/09     1,550,000     1,505,438
    Cox Radio Inc. Company Guaranteed Notes..............   Baa2/A-         6.25%    05/15/03     1,300,000     1,290,250
                                                                                                              -----------
                                                                                                                2,795,688
                                                                                                              -----------
CHEMICALS -- 1.0%
    Praxair, Inc. Notes..................................   A3/BBB+         6.75%    03/01/03     1,600,000     1,618,000
                                                                                                              -----------
COMMERCIAL SERVICES -- 0.8%
    Service Corp. International Senior Notes.............  Baa1/BBB+        6.30%    03/15/03     1,300,000     1,265,875
                                                                                                              -----------
CONTAINERS -- 1.0%
    Crown Cork & Seal PLC Company Guaranteed Notes.......   Baa2/BBB        6.75%    12/15/03     1,500,000     1,500,000
                                                                                                              -----------
DIVERSIFIED MANUFACTURING -- 0.8%
    Belo (A.H.) Corp. Senior Notes.......................  Baa2/BBB-       6.875%    06/01/02     1,300,000     1,315,551
                                                                                                              -----------
ENERGY -- 1.6%
    PSEG Capital Corp. Notes 144A........................   Baa2/BBB        6.74%    10/23/01     1,300,000     1,313,000
    Williams Cos., Inc. Notes............................  Baa2/BBB-       6.125%    02/01/01     1,200,000     1,200,000
                                                                                                              -----------
                                                                                                                2,513,000
                                                                                                              -----------
FINANCIAL SERVICES -- 9.9%
    AON Corp. Notes......................................    A3/AA-         7.40%    10/01/02     1,200,000     1,239,000
    Case Credit Corp. Company Guaranteed Notes...........   Baa1/A-        6.125%    02/15/03     1,300,000     1,285,375
    Finova Capital Corp. Notes...........................   Baa1/A-        6.625%    09/15/01     1,500,000     1,516,875
    Ford Motor Credit Corp. Notes........................     A1/A          5.75%    02/23/04     2,000,000     1,955,000
    GMAC Notes...........................................     A2/A          6.15%    04/05/07     2,000,000     1,955,000
    Hanson Overseas B.V. Senior Notes....................     A3/A         7.375%    01/15/03     1,500,000     1,545,000
    Household Finance Corp. Senior Unsub. Notes..........     A2/A         5.875%    02/01/09     1,300,000     1,213,875
    Newcourt Credit Group Notes 144A.....................   Baa3/BBB       6.875%    02/16/05     1,600,000     1,612,000
    Sprint Capital Corp. Notes...........................  Baa1/BBB+        5.70%    11/15/03     1,600,000     1,558,000
    USG Corp. Senior Notes...............................   Baa3/BBB        9.25%    09/15/01     1,400,000     1,480,500
                                                                                                              -----------
                                                                                                               15,360,625
                                                                                                              -----------
FOOD & KINDRED PRODUCTS -- 2.1%
    James River Corp. Debentures.........................  Baa2/BBB-       8.375%    11/15/01     1,550,000     1,631,375
    Nabisco, Inc. Notes..................................   Baa2/BBB       6.125%    02/01/33     1,750,000     1,717,188
                                                                                                              -----------
                                                                                                                3,348,563
                                                                                                              -----------
INSURANCE -- 2.4%
    Aetna Services, Inc. Company Guaranteed Notes........     A3/A          6.75%    08/15/01     2,700,000     2,727,000
    Hartford Life, Inc. Notes............................     A2/A          6.90%    06/15/04     1,000,000     1,020,000
                                                                                                              -----------
                                                                                                                3,747,000
                                                                                                              -----------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P
                                                             RATINGS                 MATURITY    PRINCIPAL       VALUE
                       DESCRIPTION                         (UNAUDITED)    RATE         DATE       AMOUNT       (NOTE 2)
                       -----------                         -----------    ----       --------    ---------     --------
MACHINERY & EQUIPMENT -- 1.0%
    Thermo Electron Corp. Notes..........................    Baa2/A        7.625%    10/30/08   $ 1,600,000   $ 1,492,000
                                                                                                              -----------
RETAIL & MERCHANDISING -- 1.8%
    Sears Roebuck Acceptance Corp. Notes.................    A2/A-          6.00%    03/20/03     1,300,000     1,285,375
    Tyco International Group Notes.......................   Baa1/A-        6.375%    06/15/05     1,600,000     1,588,000
                                                                                                              -----------
                                                                                                                2,873,375
                                                                                                              -----------
TELECOMMUNICATIONS -- 1.9%
    Cable & Wireless Communications Notes................   Baa1/A-        6.375%    03/06/03     1,575,000     1,571,062
    MCI Worldcom, Inc. Senior Notes......................  Baa2/BBB+        6.40%    08/15/05     1,400,000     1,387,750
                                                                                                              -----------
                                                                                                                2,958,812
                                                                                                              -----------
UTILITIES -- 2.6%
    Consumer Energy Co., Series B........................  Baa3/BBB+        6.20%    05/01/03     1,400,000     1,377,250
    KN Energy, Inc. Senior Notes.........................  Baa2/BBB-        6.45%    03/01/03     1,200,000     1,200,000
    Occidental Petroleum Notes...........................   Baa3/BBB        7.65%    02/15/06     1,500,000     1,542,000
                                                                                                              -----------
                                                                                                                4,119,250
                                                                                                              -----------
TOTAL CORPORATE OBLIGATIONS (COST $55,712,426)...........                                                      55,231,333
                                                                                                              -----------
U.S. TREASURY OBLIGATIONS -- 21.2%
U.S. TREASURY NOTES -- 19.3%
    U.S. Treasury Note...................................                   5.50%    12/31/00    10,000,000    10,036,183
    U.S. Treasury Note...................................                  5.375%    02/15/01       500,000       500,740
    U.S. Treasury Note...................................                   5.00%    02/28/01     1,000,000       995,370
    U.S. Treasury Note...................................                  6.125%    12/31/01     1,310,000     1,333,151
    U.S. Treasury Note...................................                  5.875%    09/30/02     8,800,000     8,907,725
    U.S. Treasury Note...................................                   5.75%    08/15/03     8,250,000     8,311,888
                                                                                                              -----------
                                                                                                               30,085,057
                                                                                                              -----------
U.S. TREASURY STRIPS -- 1.9%
    U.S. Treasury Strip..................................                  4.726%+   08/15/03     1,500,000     1,189,706
    U.S. Treasury Strip..................................                  5.441%+   05/15/07       500,000       316,808
    U.S. Treasury Strip..................................                  7.517%+   05/15/09     2,000,000     1,112,015
    U.S. Treasury Strip..................................                  6.101%+   02/15/19     1,250,000       366,506
                                                                                                              -----------
                                                                                                                2,985,035
                                                                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $33,894,960).......                                                      33,070,092
                                                                                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.3%
    Fannie Mae, Pool Association, Pool #19024............                   7.00%    02/01/28    11,118,931    11,202,323
    Fannie Mae, Pool Association, Pool #345858...........                  6.257%    08/01/36       943,658       964,890
    Federal Home Loan Bank...............................                  5.125%    09/15/03     2,000,000     1,947,325
    Government National Mortgage Association Pool
      #136688............................................                  10.00%    09/15/15        11,208        11,208
    Government National Mortgage Association Pool
      #166744............................................                  10.00%    07/15/16       193,842       211,409
    Government National Mortgage Association Pool
      #209480............................................                  10.00%    07/15/17        60,985        66,512
    Government National Mortgage Association Pool
      #227082............................................                  10.00%    08/15/17        84,191        91,820
                                                                                                              -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $14,556,760)...........................................                                                      14,495,487
                                                                                                              -----------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                              VALUE
                        DESCRIPTION                            SHARES        (NOTE 2)
                        -----------                            ------        --------
TEMPORARY INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund..........................  1,223,857    $  1,223,857
    Temporary Investment Fund...............................  1,223,857       1,223,857
                                                                           ------------
TOTAL TEMPORARY INVESTMENTS (COST $2,447,714)...............                  2,447,714
                                                                           ------------
TOTAL INVESTMENTS -- 99.7% (COST $157,541,740)(a)...........                155,493,530
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............                    399,748
                                                                           ------------
NET ASSETS -- 100.0%........................................               $155,893,278
                                                                           ============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $155,893,278.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $   343,824
Unrealized depreciation.....................................   (2,392,034)
                                                              -----------
Net unrealized appreciation.................................  $(2,048,210)
                                                              ===========

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 7.6% of net assets.
NR -- Not Rated.
Interest Only Obligation -- security pays coupon proceeds based on a notional principal amount.
ZCB -- Zero Coupon Bond.
PLC -- Public Limited Company.
+ Rate shown is the effective yield at purchase date.
* Private Placement Security.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES 1 -- BLUE CHIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999
--------------------------------------------------------------------------------

                                                                            VALUE
                        DESCRIPTION                           SHARES       (NOTE 2)
                        -----------                           ------       --------
COMMON STOCK -- 98.9%
ADVERTISING -- 0.3%
    Omnicom Group, Inc......................................   42,400    $  3,124,350
                                                                         ------------
AEROSPACE -- 2.6%
    Goodrich (B.F.) Co. ....................................   98,300       4,190,037
    Rockwell International Corp. ...........................  129,200       8,123,450
    United Technologies Corp. ..............................   94,600      13,385,900
                                                                         ------------
                                                                           25,699,387
                                                                         ------------
AIRLINES -- 0.6%
    Delta Air Lines, Inc. ..................................   58,100       3,772,869
    UAL Corp.*..............................................   21,100       1,699,869
                                                                         ------------
                                                                            5,472,738
                                                                         ------------
APPAREL/TEXTILE -- 0.4%
    Tommy Hilfiger Corp.*...................................   42,200       3,405,012
                                                                         ------------
AUTOMOTIVE -- 1.6%
    Ford Motor Co. .........................................  139,000       8,444,250
    General Motors Corp. ...................................   82,100       6,819,431
                                                                         ------------
                                                                           15,263,681
                                                                         ------------
BEVERAGES -- 2.5%
    Anheuser-Busch Cos., Inc. ..............................  145,800      10,497,600
    Coca-Cola Co. ..........................................  144,600       9,471,300
    Coca-Cola Enterprises, Inc. ............................   63,900       2,128,669
    PepsiCo, Inc. ..........................................   53,900       2,058,306
                                                                         ------------
                                                                           24,155,875
                                                                         ------------
BUILDING RELATED/APPLIANCE -- 0.4%
    Centex Corp. ...........................................   89,800       3,350,662
                                                                         ------------
CHEMICALS -- 1.7%
    Dow Chemical Co. .......................................   72,900       9,864,281
    Solutia, Inc. ..........................................   95,100       2,270,512
    Union Carbide Corp. ....................................   71,300       3,890,306
                                                                         ------------
                                                                           16,025,099
                                                                         ------------
COMMUNICATIONS -- 5.3%
    Cisco Systems, Inc.*....................................  165,175      19,067,389
    Lucent Technologies, Inc. ..............................  233,400      13,639,312
    Motorola, Inc. .........................................   73,000       6,059,000
    Tellabs, Inc.*..........................................  110,500      13,039,000
                                                                         ------------
                                                                           51,804,701
                                                                         ------------
COMPUTER HARDWARE -- 6.3%
    Dell Computer Corp.*....................................  212,700       8,760,581
    EMC Corp.*..............................................  114,700      11,900,125
    Hewlett-Packard Co. ....................................   95,700       8,068,706
    International Business Machines Corp. ..................  101,000      24,227,375
    Seagate Technology, Inc.*...............................   95,800       2,999,737
    Solectron Corp.*........................................   96,600       5,264,700
                                                                         ------------
                                                                           61,221,224
                                                                         ------------
COMPUTER SERVICES & SOFTWARE -- 5.6%
    America Online, Inc. ...................................   84,300      10,616,531
    Compuware Corp.*........................................  106,000       2,630,125
    Microsoft Corp.*........................................  537,000      41,281,875
                                                                         ------------
                                                                           54,528,531
                                                                         ------------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES 1 -- BLUE CHIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                            VALUE
                        DESCRIPTION                           SHARES       (NOTE 2)
                        -----------                           ------       --------
CONSUMER PRODUCTS AND SERVICES -- 0.6%
    Bausch & Lomb, Inc. ....................................   75,200    $  6,114,700
                                                                         ------------
COSMETICS & TOILETRIES -- 3.2%
    Avon Products, Inc. ....................................  115,100       5,970,813
    Clorox Co. .............................................   60,300       6,535,013
    Kimberly-Clark Corp. ...................................   83,200       5,018,000
    Procter & Gamble Co. ...................................  143,200      13,219,150
                                                                         ------------
                                                                           30,742,976
                                                                         ------------
ELECTRICAL EQUIPMENT -- 2.9%
    General Electric Co. ...................................  266,400      28,221,750
                                                                         ------------
ENERGY RELATED -- 0.3%
    Transocean Offshore, Inc. ..............................  111,100       3,013,588
                                                                         ------------
ENTERTAINMENT & LEISURE -- 2.9%
    Carnival Corp., Cl-A....................................  113,200       4,874,675
    King World Productions, Inc.*...........................   59,700       2,167,856
    Time Warner, Inc. ......................................  195,900      14,447,625
    Viacom, Inc., Cl-B*.....................................  181,500       7,123,875
                                                                         ------------
                                                                           28,614,031
                                                                         ------------
FINANCIAL -- BANKS & TRUSTS -- 7.9%
    Chase Manhattan Corp. ..................................  214,600      16,966,812
    Citigroup, Inc. ........................................  299,200      21,243,200
    Fleet Financial Group, Inc. ............................  298,700      12,881,437
    Mellon Bank Corp. ......................................  131,400       9,354,037
    National City Corp. ....................................   87,800       6,085,637
    Wells Fargo Co. ........................................  248,800      10,449,600
                                                                         ------------
                                                                           76,980,723
                                                                         ------------
FINANCIAL SERVICES -- 5.7%
    Freddie Mac.............................................  122,000       7,495,375
    Hartford Financial Services Group, Inc. ................  140,900       8,911,925
    J.P. Morgan & Co., Inc. ................................   61,100       8,611,281
    Lehman Brothers Holdings, Inc. .........................   45,000       2,514,375
    Morgan Stanley Dean Witter & Co. .......................  107,700      10,877,700
    Providian Financial Corp. ..............................  137,300      16,784,925
                                                                         ------------
                                                                           55,195,581
                                                                         ------------
FOOD & RELATED -- 2.3%
    Conagra, Inc. ..........................................  170,000       4,706,875
    Heinz (H.J.) Co. .......................................   88,400       4,585,750
    Quaker Oats Co. ........................................  107,200       7,202,500
    Safeway, Inc.*..........................................  113,200       5,674,150
                                                                         ------------
                                                                           22,169,275
                                                                         ------------
HOSPITAL MANAGEMENT -- 0.6%
    United Healthcare Corp. ................................  104,400       5,976,900
                                                                         ------------
HOSPITAL SUPPLY -- 2.0%
    Boston Scientific Corp.*................................  126,300       5,336,175
    Johnson & Johnson Co. ..................................  151,100      14,014,525
                                                                         ------------
                                                                           19,350,700
                                                                         ------------
INSURANCE -- 2.2%
    Allstate Corp. .........................................  187,094       7,191,426
    Conseco, Inc. ..........................................  201,800       6,608,950
    Equitable Cos., Inc. ...................................  117,600       7,938,000
                                                                         ------------
                                                                           21,738,376
                                                                         ------------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES 1 -- BLUE CHIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                            VALUE
                        DESCRIPTION                           SHARES       (NOTE 2)
                        -----------                           ------       --------
MACHINERY & EQUIPMENT -- 0.6%
    Ingersoll-Rand Co. .....................................   90,800    $  6,134,675
                                                                         ------------
METALS & MINING -- 0.9%
    Alcoa, Inc. ............................................   75,400       4,712,500
    USX-U.S. Steel Group, Inc. .............................  119,900       3,769,356
                                                                         ------------
                                                                            8,481,856
                                                                         ------------
MULTI-INDUSTRY -- 2.8%
    AlliedSignal, Inc. .....................................   82,800       5,004,225
    CBS Corp. ..............................................  118,600       5,440,775
    Tyco International Ltd..................................  181,700      16,387,069
                                                                         ------------
                                                                           26,832,069
                                                                         ------------
OIL (DOMESTIC) -- 0.3%
    Sunoco, Inc. ...........................................   83,300       2,707,250
                                                                         ------------
OIL (INTERNATIONAL) -- 4.9%
    Chevron Corp. ..........................................  138,300      13,095,281
    Exxon Corp. ............................................  282,800      22,270,500
    Mobil Corp. ............................................  125,700      12,334,313
                                                                         ------------
                                                                           47,700,094
                                                                         ------------
PAPER & FOREST PRODUCTS -- 1.3%
    Avery-Dennison Corp. ...................................   79,000       5,016,500
    Georgia Pacific Corp. ..................................   48,000       4,377,000
    Weyerhaeuser Co. .......................................   46,900       3,233,169
                                                                         ------------
                                                                           12,626,669
                                                                         ------------
PHARMACEUTICALS -- 8.1%
    Allergan, Inc. .........................................   67,800       6,114,713
    Amgen, Inc.*............................................   95,800       5,843,800
    Biogen, Inc.*...........................................   68,000       7,072,000
    Bristol-Meyers Squibb Co. ..............................  282,100      18,900,700
    Cardinal Health, Inc. ..................................   60,400       3,744,800
    Merck & Co., Inc. ......................................   91,200       6,498,000
    Pfizer, Inc. ...........................................   94,800      10,730,175
    Schering-Plough Corp. ..................................  250,900      11,980,475
    Warner-Lambert Co. .....................................  120,600       8,019,900
                                                                         ------------
                                                                           78,904,563
                                                                         ------------
PRINTING & PUBLISHING -- 0.8%
    McGraw-Hill Cos., Inc. .................................   94,600       5,185,263
    New York Times Co., Cl-A................................   70,100       2,392,163
                                                                         ------------
                                                                            7,577,426
                                                                         ------------
RESTAURANTS -- 0.5%
    Tricon Global Restaurants, Inc.*........................   88,500       5,332,125
                                                                         ------------
RETAIL -- 5.2%
    Federated Department Stores, Inc.*......................  166,100       9,145,881
    Gap, Inc. ..............................................  154,700       9,688,088
    Home Depot, Inc.........................................  121,100       7,031,369
    TJX Cos., Inc. .........................................  181,600       5,357,200
    Wal-Mart Stores, Inc. ..................................  428,200      19,804,250
                                                                         ------------
                                                                           51,026,788
                                                                         ------------
RETAIL FOOD/DRUG -- 0.3%
    Albertson's, Inc. ......................................   59,600       3,050,775
                                                                         ------------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES 1 -- BLUE CHIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                VALUE
                        DESCRIPTION                                               SHARES       (NOTE 2)
                        -----------                                               ------       --------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.5%
    Applied Materials, Inc. ....................................................   59,800    $  3,629,113
    Intel Corp. ................................................................  282,800      16,402,400
    Texas Instruments, Inc. ....................................................   44,300       4,695,800
                                                                                             ------------
                                                                                               24,727,313
                                                                                             ------------
TOBACCO -- 1.1%
    Philip Morris Cos., Inc. ...................................................  265,200      10,342,800
                                                                                             ------------
TRANSPORTATION -- 0.5%
    Union Pacific Corp. ........................................................   73,500       4,469,719
                                                                                             ------------
UTILITIES -- ELECTRIC -- 2.2%
    Edison International........................................................  157,600       4,205,950
    FPL Group, Inc. ............................................................   89,000       5,100,813
    PECO Energy Co. ............................................................  157,400       7,358,450
    Reliant Energy, Inc. .......................................................  164,700       4,920,413
                                                                                             ------------
                                                                                               21,585,626
                                                                                             ------------
UTILITIES -- GAS & PIPELINE -- 0.6%
    Coastal Corp. ..............................................................  142,400       5,357,800
                                                                                             ------------
UTILITIES -- TELEPHONE -- 8.4%
    Ameritech Corp. ............................................................  160,500      10,572,938
    AT&T Corp. .................................................................  279,950      16,499,553
    Bell Atlantic Corp. ........................................................  139,142       7,791,952
    BellSouth Corp. ............................................................  376,800      17,238,600
    GTE Corp. ..................................................................  136,300       8,876,538
    MCI WorldCom, Inc.*.........................................................  244,200      21,092,775
                                                                                             ------------
                                                                                               82,072,356
                                                                                             ------------
TOTAL COMMON STOCK (COST $694,580,378)..........................................              961,099,764
                                                                                             ------------

                                                                      MATURITY   PRINCIPAL
                                                              RATE      DATE       AMOUNT
                                                              ----    --------   ---------
U.S. TREASURY OBLIGATIONS -- 0.5%
    U.S. Treasury Bill#
      (Cost $4,958,728).....................................  4.37%   07/22/99   $5,000,000       4,958,933
                                                                                               ------------
                                                                                   SHARES
                                                                                 ----------
SHORT-TERM INVESTMENTS -- 0.6%
    Temporary Investment Cash Fund............................................    3,135,335       3,135,335
    Temporary Investment Fund.................................................    3,135,335       3,135,335
                                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,270,670)................................                    6,270,670
                                                                                               ------------
TOTAL INVESTMENTS -- 100.0% (COST $705,809,776)(a)............................                  972,329,367
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%.................................                          889
                                                                                               ------------
NET ASSETS -- 100.0%..........................................................                 $972,330,256
                                                                                               ============

--------------------------------------------------------------------------------
Percentages are based on net assets of $972,330,256.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $277,165,126
Unrealized depreciation.....................................   (10,645,535)
                                                              ------------
Net unrealized appreciation.................................  $266,519,591
                                                              ============

* Non-income producing security.

# Securities with an aggregate market value of $1,001,728 have been segregated with the custodian to cover margin requirements for the following open futures contracts at May 14, 1999:

                                                                                                     NET UNREALIZED
LONG FUTURES CONTRACTS                                        EXPIRATION   NUMBER OF    CONTRACT      APPRECIATION
DESCRIPTION                                                      DATE      CONTRACTS     AMOUNT       OF CONTRACTS
-----------                                                   ----------   ---------    --------     --------------
S&P 500.....................................................   6/18/99        30       $10,044,750      $197,125

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
STATEMENTS OF ASSETS AND LIABILITIES
MAY 14, 1999
--------------------------------------------------------------------------------

                                                                INVESTMENT GRADE       BLUE CHIP
                                                                 BOND PORTFOLIO        PORTFOLIO
                                                                ----------------      ------------
ASSETS:
  Investments in securities, at value(a)....................      $155,493,530        $972,329,367
  Contribution receivable...................................           485,158           2,383,290
  Interest receivable.......................................         1,895,627              19,837
  Dividend receivable.......................................                --             890,814
                                                                  ------------        ------------
          Total Assets......................................       157,874,315         975,623,308
                                                                  ------------        ------------
LIABILITIES:
  Payable for investment securities purchased...............         1,587,458              66,176
  Withdrawal payable........................................           351,031           2,636,026
  Variation margin payable..................................                --             267,750
  Administration fees payable...............................             4,905              18,924
  Advisory fees payable.....................................            13,968             186,976
  Audit fees payable........................................            11,633              13,472
  Fund accounting fees payable..............................                --              24,384
  Legal fees payable........................................             5,427              38,036
  Other accrued expenses....................................             6,615              41,308
                                                                  ------------        ------------
          Total Liabilities.................................         1,981,037           3,293,052
                                                                  ------------        ------------
NET ASSETS..................................................      $155,893,278        $972,330,256
                                                                  ============        ============
(a) Cost:...................................................      $157,541,740        $705,809,776
                                                                  ============        ============

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    INVESTMENT GRADE BOND PORTFOLIO            BLUE CHIP PORTFOLIO
                                                   ---------------------------------    ---------------------------------
                                                   PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                   MAY 14, 1999    FEBRUARY 28, 1999    MAY 14, 1999    FEBRUARY 28, 1999
                                                   ---------------------------------    ---------------------------------
INVESTMENT INCOME:
  Interest income................................  $  1,949,831      $  8,645,285       $    182,449      $   1,336,549
  Dividend income................................            --                --          2,312,323         10,829,267
                                                   ------------      ------------       ------------      -------------
         Total income............................     1,949,831         8,645,285          2,494,772         12,165,816
                                                   ------------      ------------       ------------      -------------
EXPENSES:
  Advisory fees..................................        97,418           428,998            984,434          4,147,169
  Administration fees............................        16,236            71,499             98,443            414,717
  Fund accounting fees and expenses..............        17,943            91,875             57,739            256,709
  Custodian fees.................................         3,966            20,215             21,038            115,709
  Trustees fees..................................            --                --              9,284             34,042
  Legal fees.....................................            --             7,889             17,773             79,657
  Other operating expenses.......................           841            18,424             19,497             93,235
                                                   ------------      ------------       ------------      -------------
         Total Expenses..........................       136,404           638,900          1,208,208          5,141,238
         Less: Fee waivers and reimbursements....       (13,963)         (133,952)                --                 --
                                                   ------------      ------------       ------------      -------------
         Total Net Expenses......................       122,441           504,948          1,208,208          5,141,238
                                                   ------------      ------------       ------------      -------------
NET INVESTMENT INCOME............................     1,827,390         8,140,337          1,286,564          7,024,578
                                                   ------------      ------------       ------------      -------------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains (losses) on investment
    transactions.................................      (142,958)        1,863,176         57,394,139         64,379,919
  Net change in unrealized appreciation
    (depreciation) on investments................      (433,199)       (3,025,448)        10,459,558         72,410,738
                                                   ------------      ------------       ------------      -------------
  Net realized/unrealized gains (losses) on
    investments..................................      (576,157)       (1,162,272)        67,853,697        136,790,657
                                                   ------------      ------------       ------------      -------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................  $  1,251,233      $  6,978,065       $ 69,140,261      $ 143,815,235
                                                   ============      ============       ============      =============

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   INVESTMENT GRADE BOND PORTFOLIO
                         ----------------------------------------------------
                         PERIOD ENDED      YEAR ENDED          YEAR ENDED
                         MAY 14, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998
                         ----------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
    income.............  $  1,827,390     $  8,140,337        $  8,006,884
  Net realized
    gains/(losses) on
    investment
    transactions.......      (142,958)       1,863,176             128,505
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments........      (433,199)      (3,025,448)          2,039,776
                         ------------     ------------        ------------
  Change in net assets
    resulting from
    operations.........     1,251,233        6,978,065          10,175,165
                         ------------     ------------        ------------
TRUST SHARE
  TRANSACTIONS:
  Contributions........     9,176,796       62,766,190          46,344,058
  Withdrawals..........   (11,823,526)     (38,022,040)        (70,109,582)
                         ------------     ------------        ------------
Change in net assets
  resulting from Trust
  share transactions...    (2,646,730)      24,744,150         (23,765,524)
                         ------------     ------------        ------------
Change in net assets...    (1,395,497)      31,722,215         (13,590,359)
NET ASSETS
  Beginning of
    Period.............   157,288,775      125,566,560         139,156,919
                         ------------     ------------        ------------
  End of Period........  $155,893,278     $157,288,775        $125,566,560
                         ============     ============        ============

                                         BLUE CHIP PORTFOLIO
                         ----------------------------------------------------
                         PERIOD ENDED      YEAR ENDED          YEAR ENDED
                         MAY 14, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998
                         ----------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
    income.............  $  1,286,564     $   7,024,578       $   6,579,844
  Net realized
    gains/(losses) on
    investment
    transactions.......    57,394,139        64,379,919          60,514,587
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments........    10,459,558        72,410,738         111,253,126
                         ------------     -------------       -------------
  Change in net assets
    resulting from
    operations.........    69,140,261       143,815,235         178,347,557
                         ------------     -------------       -------------
TRUST SHARE
  TRANSACTIONS:
  Contributions........    45,223,062       268,650,537         188,684,069
  Withdrawals..........   (49,778,800)     (223,373,638)       (124,944,597)
                         ------------     -------------       -------------
Change in net assets
  resulting from Trust
  share transactions...    (4,555,738)       45,276,899          63,739,472
                         ------------     -------------       -------------
Change in net assets...    64,584,523       189,092,134         242,087,029
NET ASSETS
  Beginning of
    Period.............   907,745,733       718,653,599         476,566,570
                         ------------     -------------       -------------
  End of Period........  $972,330,256     $ 907,745,733       $ 718,653,599
                         ============     =============       =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At May 14, 1999, the Trust consisted of two portfolios; the Blue Chip Portfolio (the "Blue Chip Portfolio") and Investment Grade Bond Portfolio (the "Bond Portfolio") (collectively the "Portfolios").

The investment objectives of the Portfolios are as follows:

The investment objective of the Blue Chip Portfolio is to provide long term capital appreciation. The Blue Chip Portfolio does so by investing primarily in a diversified portfolio of blue chip stocks.

The investment objective of the Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and Government fixed income obligations and mortgage-backed securities.

Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Portfolio's investment adviser. PFPC, Inc. ("PFPC"), a wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

On October 1, 1998, BankAmerica, the Advisor's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica continues to serve the Portfolios on substantially identical terms as described in Note 3.

The following shareholders were invested in the Portfolios at May 14, 1999:

Bond Portfolio:
 Pacific Horizon Intermediate Bond Fund.....................    60.6%
 World Horizon U.S. Bond Fund...............................    39.4%
Blue Chip Portfolio:
 Pacific Horizon Blue Chip Fund.............................    93.0%
 World Horizon U.S. Equity Fund.............................     7.0%

From time to time the Portfolios may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the funds and the Portfolios.

NOTE 2 -- SIGNIFICANT ACCOUNTING
             POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuations:

Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolios may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Futures:

A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolios enter into the contract. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

--------------------------------------------------------------------------------

Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed.

     The Portfolios invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates.

     The use of futures transactions involves, to varying degrees, elements of market risk in excess of the amounts recognized in the statement of assets and liabilities. The contract in notional amounts and variation margin reflect the extent of the Portfolios' involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolios' activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risk. The summary of open futures contracts at May 14, 1999 is included in the Blue Chip Portfolio's Schedule of Investments which is included elsewhere in this report. The Bond Portfolio held no open futures contracts at May 14, 1999.

Securities Transactions and Related Income:

Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

Expenses:

Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

The Blue Chip and Bond Portfolios incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

Federal Income Taxes:

The Portfolios will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolios will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER
             TRANSACTIONS WITH AFFILIATES

The Portfolios have an Investment Advisory Agreement with Bank of America and had an Administration Agreement with PFPC.

As Advisor, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.50% and 0.30% of the average daily net assets of the Blue Chip and the Bond Portfolios, respectively. For the period ended May 14, 1999, Bank of America waived $13,963 in fees as Adviser of the Bond Portfolio.

As Administrator, PFPC assists in supervising the operations of the Portfolios. Pursuant to the terms of the Administration Agreement, PFPC is entitled to a fee which was accrued daily and payable monthly, at an annual rate of 0.05% of the Blue Chip and the Bond Portfolios' average daily net assets.

For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $2,000 and a meeting fee of $500 per meeting, except any trustee not serving on other boards in the complex and whose residence is off-shore will receive $7,000 and $1,000, respectively.

A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Trust. Legal fees earned by DBR are stated in the statement of operations.

Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

--------------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS

During the period ended May 14, 1999, each Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                            PURCHASES         SALES
                                           ------------    ------------
Blue Chip Portfolio
 U.S. Government.........................  $  4,923,525    $         --
 Other Securities........................  $182,133,630    $182,043,986
                                           ------------    ------------
   Total.................................  $187,057,155    $182,043,986
                                           ============    ============
Bond Portfolio
 U.S. Government.........................  $ 13,133,739    $ 16,990,158
 Other Securities........................  $ 16,441,405    $ 13,678,483
                                           ------------    ------------
   Total.................................  $ 29,575,144    $ 30,668,641
                                           ============    ============

NOTE 5 -- REORGANIZATIONS

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization ("Agreement") between the Trust and Nations Master Investment Trust. The Agreement also provided for the assumption by the Nations Intermediate Bond Master and the Nations Blue Chip Master Portfolios of all of the liabilities of the Portfolios. The above Agreements were approved on May 4, 1999, by the vote of a majority of outstanding interests of outstanding shares of each of the Portfolios. The Agreement provided for the transfer of all of the assets of the Portfolios to the Nations Intermediate Bond Master and the Blue Chip Master Portfolios, respectively, in exchange solely for the number of shares of the Nations Intermediate Bond Master and the Nations Blue Chip Master Portfolios, having the same aggregate net asset value as the outstanding shares of the Portfolios as of the close of business of the New York Stock Exchange on May 21, 1999 when the reorganization became effective.

MASTER INVESTMENT TRUST SERIES I
INVESTMENT GRADE BOND PORTFOLIO
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
                                       PERIOD ENDED   ------------------------------------------------------------------------
                                         MAY 14,      FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                           1999         1999(A)          1998           1997           1996           1995
                                                ------------------------------------------------------------------------------
Ratio of expenses to average net
  assets.............................     0.38%(b)       0.35%          0.35%          0.35%          0.18%          0.25%
Ratio of net investment income to
  average net assets.................     5.61%(b)       5.69%          5.99%          5.86%          6.47%          6.22%
Ratio of expenses to average net
  assets*............................     0.42%(b)       0.45%          0.55%          0.65%          0.68%          0.75%
Ratio of net investment income to
  average net assets*................     5.57%(b)       5.59%          5.79%          5.56%          5.97%          5.72%
Portfolio Turnover...................       19%(c)        137%           127%            83%           172%           240%

--------------------------------------------------------------------------------
   * During the year, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
 (a) On October 1, 1998, BankAmerica Corp., the parent company of the Portfolio's Advisor, merged with NationsBank Corporation.
 (b) Annualized.
 (c) Not annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST SERIES I
BLUE CHIP PORTFOLIO
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
                                       PERIOD ENDED   ------------------------------------------------------------------------
                                         MAY 14,      FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                           1999         1999(A)          1998           1997           1996           1995
                                                ------------------------------------------------------------------------------
Ratio of expenses to average net
  assets.............................     0.61%(c)       0.62%          0.65%          0.62%          0.31%          0.17%
Ratio of net investment income to
  average net assets.................     0.65%(c)       0.85%          1.11%          1.62%          2.16%          2.30%
Ratio of expenses to average net
  assets*............................       (b)            (b)          0.70%          0.90%          0.90%          0.97%
Ratio of net investment income to
  average net assets*................       (b)            (b)          1.06%          1.34%          1.57%          1.50%
Portfolio Turnover...................       19%(d)         57%            67%            91%           108%            44%

--------------------------------------------------------------------------------
   * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
 (a) On October 1, 1998, BankAmerica Corp., the parent company of the Portfolio's Advisor, merged with NationsBank Corporation.
 (b) There were no waivers or reimbursements during the period.
 (c) Annualized.
 (d) Not Annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES
AND INVESTORS OF
MASTER INVESTMENT TRUST, SERIES I

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Master Investment Trust, Series
I -- Investment Grade Bond Portfolio and Blue Chip Portfolio (the "Portfolios") at May 14, 1999, the results of each of their operations for the period ended May 14, 1999 and the year ended February 28, 1999, and the changes in each of their net assets and the supplementary data for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on those financial statements based on our audits. We conducted our audits of the financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 14, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As explained in Note 5, Master Investment Trust, Series I has been reorganized into Nations Master Investment Trust effective May 21, 1999.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
July 8, 1999

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